Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (2.7%)

	Communication Services (0.5%)
135,000	Alphabet, Inc.^ 3.375%, 02/25/24	$143,879

	Consumer Discretionary (1.1%)
53,000	Dana, Inc.^ 5.500%, 12/15/24	54,539
100,000	Home Depot, Inc.^ 2.700%, 04/01/23	102,948
95,000	L Brands, Inc. 5.625%, 02/15/22	100,270
25,000	Lowe’s Companies, Inc.^ 3.875%, 09/15/23	26,506

		284,263

	Consumer Staples (0.5%)
135,000	Walmart, Inc. 3.300%, 04/22/24	142,696

	Financials (0.2%)
50,000	Berkshire Hathaway, Inc.^ 2.750%, 03/15/23	51,333

	Health Care (0.1%)
30,000	Universal Health Services, Inc.* 4.750%, 08/01/22	30,355

	Information Technology (0.3%)
65,000	Apple, Inc.^ 3.450%, 05/06/24	69,279

	TOTAL CORPORATE BONDS (Cost $702,335)	721,805

CONVERTIBLE BONDS (13.7%)

	Communication Services (2.8%)
110,000	GCI Liberty, Inc.* 1.750%, 09/30/46	133,519
	Liberty Media Corp.
125,000	2.250%, 09/30/46	71,102
90,000	1.375%, 10/15/23	107,821
65,000	Liberty Media Corp. (Sirius XM Holdings, Inc.)*§ 2.125%, 03/31/48	66,125
105,000	Liberty Media Corp. / Liberty Formula One 1.000%, 01/30/23	131,549
27,000	Live Nation Entertainment, Inc. 2.500%, 03/15/23	31,670
52,000	Snap, Inc.* 0.750%, 08/01/26	53,502
70,000	Twitter, Inc. 0.250%, 06/15/24	74,322
65,000	Zynga, Inc.* 0.250%, 06/01/24	64,714

		734,324

	Consumer Discretionary (1.5%)
60,000	Booking Holdings, Inc. 0.350%, 06/15/20	89,765

PRINCIPAL AMOUNT		VALUE
25,000	Chegg, Inc.* 0.125%, 03/15/25	$23,014
28,000	DISH Network Corp. 3.375%, 08/15/26	25,729
55,000	Etsy, Inc.* 0.125%, 10/01/26	54,329
41,000	Guess, Inc.* 2.000%, 04/15/24	40,948
	Tesla, Inc.
80,000	2.000%, 05/15/24	81,374
80,000	1.250%, 03/01/21	78,271

		393,430

	Financials (1.7%)
50,000	Ares Capital Corp. 4.625%, 03/01/24	52,768
200,000	JPMorgan Chase Bank, N.A. 0.000%, 12/30/20	229,750
155,000	JPMorgan Chase Financial Company, LLC (Voya Financial, Inc.)*§ 0.250%, 05/01/23	158,398

		440,916

	Health Care (1.1%)
23,000	BioMarin Pharmaceutical, Inc. 1.500%, 10/15/20	23,798
65,000	CONMED Corp.* 2.625%, 02/01/24	80,917
65,000	Exact Sciences Corp. 0.375%, 03/15/27	70,292
65,000	Insulet Corp.* 0.375%, 09/01/26	65,941
21,000	Neurocrine Biosciences, Inc. 2.250%, 05/15/24	28,804
36,000	Repligen Corp. 0.375%, 07/15/24	36,121

		305,873

	Industrials (0.2%)
55,000	Air Transport Services Group, Inc. 1.125%, 10/15/24	52,028

	Information Technology (5.5%)
60,000	8x8, Inc.* 0.500%, 02/01/24	63,171
	Akamai Technologies, Inc.
60,000	0.375%, 09/01/27*	61,254
23,000	0.125%, 05/01/25^	26,399
32,000	Alteryx, Inc.* 0.500%, 08/01/24	31,091
80,000	Coupa Software, Inc.^* 0.125%, 06/15/25	87,846
35,000	DocuSign, Inc.* 0.500%, 09/15/23	39,424
26,000	Envestnet, Inc. 1.750%, 12/15/19	26,311
31,000	Euronet Worldwide, Inc.^* 0.750%, 03/15/49	36,429
23,000	II-VI, Inc. 0.250%, 09/01/22	23,987
80,000	Intel Corp. 3.250%, 08/01/39	203,250

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
57,000	Lumentum Holdings, Inc.^ 0.250%, 03/15/24	$66,307
80,000	Microchip Technology, Inc. 1.625%, 02/15/27	103,167
65,000	Okta, Inc.* 0.125%, 09/01/25	59,215
64,000	ON Semiconductor Corp. 1.000%, 12/01/20	75,047
37,000	Palo Alto Networks, Inc.^ 0.750%, 07/01/23	39,025
65,000	Proofpoint, Inc.* 0.250%, 08/15/24	70,524
26,000	Pure Storage, Inc. 0.125%, 04/15/23	25,627
50,000	Q2 Holdings, Inc.* 0.750%, 06/01/26	55,337
58,000	Silicon Laboratories, Inc. 1.375%, 03/01/22	75,658
35,000	Splunk, Inc. 0.500%, 09/15/23	37,592
70,000	Wix.com, Ltd.^ 0.000%, 07/01/23	77,826
46,000	Workday, Inc. 0.250%, 10/01/22	60,187
79,000	Zendesk, Inc. 0.250%, 03/15/23	104,436

		1,449,110

	Real Estate (0.4%)
23,000	Extra Space Storage, LP* 3.125%, 10/01/35	29,411
70,000	IH Merger Sub, LLC 3.500%, 01/15/22	93,269

		122,680

	Utilities (0.5%)
120,000	NRG Energy, Inc. 2.750%, 06/01/48	135,073

	TOTAL CONVERTIBLE BONDS (Cost $3,398,584)	3,633,434

U.S. GOVERNMENT AND AGENCY SECURITIES (1.5%)
	United States Treasury Note
140,000	2.000%, 01/31/20	140,063
125,000	1.125%, 06/30/21	123,772
66,000	2.000%, 11/15/26	67,702
63,000	1.625%, 05/15/26^	63,039

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $391,287)	394,576

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (8.6%)

	Financials (1.1%)
4,550	AMG Capital Trust II^ 5.150%, 10/15/37	218,507
620	Assurant, Inc. 6.500%, 03/15/21	77,512

		296,019

NUMBER OF SHARES		VALUE

	Health Care (0.9%)
1,300	Becton Dickinson and Company 6.125%, 05/01/20	$80,483
130	Danaher Corp. 4.750%, 04/15/22	148,207

		228,690

	Industrials (1.5%)
100	Fortive Corp. 5.000%, 07/01/21	90,213
2,665	Rexnord Corp. 5.750%, 11/15/19	146,042
1,600	Stanley Black & Decker, Inc.^ 5.375%, 05/15/20	160,768

		397,023

	Information Technology (1.0%)
260	Broadcom, Inc. 8.000%, 09/30/22	269,771

	Real Estate (0.9%)
185	Crown Castle International Corp. 6.875%, 08/01/20	233,501

	Utilities (3.2%)
2,630	American Electric Power Company, Inc. 6.125%, 03/15/22	144,860
1,625	Aqua America, Inc. 6.000%, 04/30/22	98,475
875	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)§** 4.516%, 09/15/29	47,508
3,490	DTE Energy Company 6.500%, 10/01/19	202,455
4,935	NextEra Energy, Inc. 4.872%, 09/01/22	247,441
	Sempra Energy
550	6.750%, 07/15/21	64,713
400	6.000%, 01/15/21	47,280

		852,732

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,089,351)	2,277,736

COMMON STOCKS (70.0%)

	Communication Services (7.5%)
535	Alphabet, Inc. - Class A#	653,310
2,950	AT&T, Inc.	111,628
4,275	Comcast Corp. - Class A	192,717
2,255	Facebook, Inc. - Class A#	401,570
445	Netflix, Inc.#	119,091
3,610	Verizon Communications, Inc.	217,900
2,150	Walt Disney Company	280,188

		1,976,404

	Consumer Discretionary (7.6%)
516	Alibaba Group Holding, Ltd.#	86,291
430	Amazon.com, Inc.#~	746,441
620	Dollar Tree, Inc.#	70,779
1,450	General Motors Company	54,346
1,130	Home Depot, Inc.	262,183

See accompanying Notes to Schedule of Investments

Growth and Income Portfolio

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2019 (UNAUDITED)

NUMBER OF SHARES		VALUE
1,195	Lowe’s Companies, Inc.	$131,402
1,265	McDonald’s Corp.	271,608
1,340	Nike, Inc. - Class B	125,853
505	Royal Caribbean Cruises, Ltd.	54,707
895	Starbucks Corp.	79,136
500	Target Corp.	53,455
1,310	TJX Companies, Inc.	73,019

		2,009,220

	Consumer Staples (6.1%)
5,804	Coca-Cola Company	315,970
605	Costco Wholesale Corp.	174,307
3,350	Mondelez International, Inc. - Class A	185,322
1,685	PepsiCo, Inc.	231,013
1,900	Philip Morris International, Inc.	144,267
2,760	Procter & Gamble Company	343,289
1,775	Walmart, Inc.	210,657

		1,604,825

	Energy (3.4%)
2,445	Chevron Corp.	289,977
1,520	ConocoPhillips	86,610
685	EOG Resources, Inc.	50,841
2,780	Exxon Mobil Corp.	196,296
1,603	Hess Corp.	96,949
1,175	Marathon Petroleum Corp.	71,381
415	Pioneer Natural Resources Company	52,194
1,665	Schlumberger, Ltd.	56,893

		901,141

	Financials (10.0%)
3,970	American International Group, Inc.	221,129
10,435	Bank of America Corp.	304,389
600	Berkshire Hathaway, Inc. - Class B#	124,812
1,335	Capital One Financial Corp.	121,458
565	Cboe Global Markets, Inc.	64,924
1,100	Chubb, Ltd.	177,584
2,835	Citigroup, Inc.	195,842
570	Discover Financial Services	46,221
1,785	E*TRADE Financial Corp.	77,987
290	Goldman Sachs Group, Inc.	60,097
2,000	Intercontinental Exchange, Inc.	184,540
3,335	JPMorgan Chase & Company	392,496
3,935	KeyCorp	70,200
1,555	Marsh & McLennan Companies, Inc.	155,578
2,065	Morgan Stanley	88,113
740	Northern Trust Corp.	69,057
2,318	Starwood Property Trust, Inc.^	56,142
2,855	US Bancorp	157,996
1,590	Zions Bancorporation, N.A. ^	70,787

		2,639,352

	Health Care (9.5%)
350	Abbott Laboratories	29,285
1,575	Agilent Technologies, Inc.	120,692
625	Alexion Pharmaceuticals, Inc.#	61,213
505	Amgen, Inc.	97,723
351	Anthem, Inc.	84,275
2,435	Baxter International, Inc.	212,989
995	Bristol-Myers Squibb Company	50,456
315	Edwards Lifesciences Corp.#	69,272

NUMBER OF SHARES		VALUE
745	Gilead Sciences, Inc.	$47,218
350	Humana, Inc.	89,484
145	Intuitive Surgical, Inc.#	78,290
1,705	Johnson & Johnson	220,593
815	Laboratory Corp. of America Holdings#	136,920
2,060	Medtronic, PLC	223,757
2,915	Merck & Company, Inc.	245,385
6,470	Pfizer, Inc.	232,467
230	Stryker Corp.	49,749
100	Teleflex, Inc.	33,975
435	Thermo Fisher Scientific, Inc.	126,702
1,465	UnitedHealth Group, Inc.	318,374

		2,528,819

	Industrials (7.8%)
790	Boeing Company	300,571
1,065	Caterpillar, Inc.	134,520
3,030	CSX Corp.	209,888
3,290	Delta Air Lines, Inc.	189,504
1,670	Emerson Electric Company	111,656
6,300	General Electric Company	56,322
1,610	Honeywell International, Inc.	272,412
494	Lockheed Martin Corp.	192,690
4,850	Masco Corp.	202,148
675	Northrop Grumman Corp.	252,983
820	Union Pacific Corp.	132,824

		2,055,518

	Information Technology (15.1%)
820	Accenture, PLC - Class A	157,727
335	Adobe, Inc.#~	92,544
3,950	Apple, Inc.	884,681
4,195	Cisco Systems, Inc.	207,275
1,155	Fidelity National Information Services, Inc.	153,338
495	Global Payments, Inc.	78,705
639	Lam Research Corp.	147,679
1,335	Marvell Technology Group, Ltd.	33,335
1,030	MasterCard, Inc. - Class A	279,717
1,150	Micron Technology, Inc.#	49,278
8,335	Microsoft Corp.~	1,158,815
615	NVIDIA Corp.	107,053
1,410	Oracle Corp.	77,592
765	QUALCOMM, Inc.	58,354
800	Salesforce.com, Inc.#	118,752
2,370	Visa, Inc. - Class A	407,664

		4,012,509

	Materials (1.1%)
895	Corteva, Inc.#	25,060
895	DuPont de Nemours, Inc.	63,822
830	Linde, PLC	160,788
850	Nucor Corp.	43,274

		292,944

	Real Estate (1.3%)
1,270	American Tower Corp.	280,835
805	Welltower, Inc.	72,973

		353,808

	Utilities (0.6%)
3,471	Exelon Corp.	167,684

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2019 (UNAUDITED)

NUMBER OF SHARES		VALUE

	TOTAL COMMON STOCKS (Cost $12,607,923)	$18,542,224

EXCHANGE-TRADED FUNDS (1.2%)

	Other (1.2%)

1,425	iShares MSCI Emerging Markets ETF	58,240
3,740	iShares MSCI EAFE ETF	243,885

	TOTAL EXCHANGE-TRADED FUNDS (Cost $323,040)	302,125

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.3%) #

	Communication Services (0.0%)

5 89,040	Facebook, Inc. Call, 12/20/19, Strike $225.00	200

	Consumer Discretionary (0.0%)

10 108,330	Royal Caribbean Cruises, Ltd. Call, 12/20/19, Strike $115.00	3,175

	Other (0.3%)

40 112,000	Financial Select Sector SPDR Fund Call, 12/20/19, Strike $28.00	3,960

	iShares MSCI EAFE ETF

184 1,199,864	Call, 12/20/19, Strike $65.00	32,660
50 326,050	Call, 01/17/20, Strike $68.00	2,475
145 592,615	iShares MSCI Emerging Markets ETF Call, 12/20/19, Strike $43.50 S&P 500 Index 5,510

5 1,488,370	Put, 10/31/19, Strike $2,875.00	10,900
3 893,022	Put, 12/20/19, Strike $2,975.00	24,420
	Xtrackers Harvest CSI 300 China A ETF

31 83,979	Call, 10/18/19, Strike $30.00	78
30 81,270	Call, 01/17/20, Strike $26.71	4,380

		84,383

	TOTAL PURCHASED OPTIONS (Cost $150,832)	87,758

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (1.4%)
185,944	Fidelity Prime Money Market Fund - Institutional Class, 1.990%***	186,000

NUMBER OF SHARES		VALUE
185,459	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 1.850%***	$185,459

	TOTAL SHORT TERM INVESTMENTS (Cost $371,459)	371,459

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (4.2%)
1,104,495	State Street Navigator Securities Lending Government Money Market Portfolio (Cost $1,104,495)	1,104,495

TOTAL INVESTMENTS (103.6%) (Cost $21,139,306)		27,435,612

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-4.2%)		(1,104,495)

OTHER ASSETS, LESS LIABILITIES (0.6%)		154,073

NET ASSETS (100.0%)		$26,485,190

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTIONS (0.0%) #

	Consumer Discretionary (0.0%)

10 108,330	Royal Caribbean Cruises, Ltd. Call, 12/20/19, Strike $130.00	(515)

	Other (0.0%)

1 297,674	S&P 500 Index Put, 12/20/19, Strike $2,700.00	(2,510)

	TOTAL WRITTEN OPTIONS (Premium $4,037)	(3,025)

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	Hong Kong Dollar	10/24/19	215,000	$27,441	$(1)
Bank of New York	Hong Kong Dollar	10/24/19	83,000	10,594	2

					$1

COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	Hong Kong Dollar	10/24/19	68,000	$8,679	$(4)
State Street Bank and Trust	Hong Kong Dollar	10/24/19	110,000	14,040	(1)
State Street Bank and Trust	Hong Kong Dollar	10/24/19	1,295,000	165,285	705

					$700

See accompanying Notes to Schedule of Investments

Growth and Income Portfolio

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2019 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

^	Security, or portion of security, is on loan.
*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at September 30, 2019.
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $43,739.
***	The rate disclosed is the 7 day net yield as of September 30, 2019.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. CALAMOS ADVISORS TRUST (the “Trust”), a Massachusetts business trust organized February 17, 1999, consists of a single series, Calamos Growth and Income Portfolio (the “Portfolio”), which commenced operations on May 19, 1999.

The Trust currently offers the Portfolio’s shares to certain life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts. The Portfolio seeks high long-term total return through growth and current income.

The Portfolio invests primarily in a diversified portfolio of convertible instruments (including synthetic convertible instruments), equity and fixed-income securities of U.S. companies without regard to market capitalization. In pursuing its investment objective, the Portfolio attempts to utilize these different types of securities to strike, in the investment adviser’s opinion, the appropriate balance between risk and return in terms of growth and income.

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Portfolio:

Portfolio Valuation. The valuation of the Portfolio’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Portfolio determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Portfolio determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Portfolio determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Portfolio’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Portfolio also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Portfolio’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Portfolio to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Portfolio may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Portfolio may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Portfolio on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

As of September 30, 2019, the Portfolio had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

Note 2 – Investments

The cost basis of investments (excluding Investments of Collateral for Securities on Loan) for federal income tax purposes at September 30, 2019 was as follows*:

Cost basis of investments	$19,926,948
Gross unrealized appreciation	7,059,648
Gross unrealized depreciation	(658,504)
Net unrealized appreciation (depreciation)	$6,401,144

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Portfolio’s most recent semi-annual or annual report.